Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CO
Entity Registrant Name	CHINA CORD BLOOD CORP
Entity Central Index Key	0001467808
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	73,140,147

Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Current assets
Cash and cash equivalents	$ 126,131	794,311	611,387
Accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB11,850; March 31, 2012: RMB13,916 (US$2,210))	12,546	79,012	77,402
Inventories	1,059	6,666	6,729
Prepaid expenses and other receivables	1,836	11,561	9,982
Trading securities	56	354
Deferred tax assets	837	5,268	5,373
Total current assets	142,465	897,172	710,873
Property, plant and equipment, net	42,535	267,862	250,348
Non-current prepayments	455	2,863	5,752
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB28,106; March 31, 2012: RMB38,628 (US$6,134))	40,371	254,236	240,952
Inventories	5,502	34,651	31,600
Intangible assets, net	20,610	129,791	134,412
Available-for-sale equity securities	15,593	98,199	52,733
Other investment	21,336	134,363	134,363
Deferred tax assets	796	5,013	2,565
Total assets	289,663	1,824,150	1,563,598
Current liabilities
Bank loan	7,146	45,000	45,000
Accounts payable	1,007	6,343	5,046
Accrued expenses and other payables	5,296	33,351	106,731
Deferred revenue	16,850	106,110	82,319
Amounts due to related party	57	360	360
Income tax payable	944	5,943	11,156
Total current liabilities	31,300	197,107	250,612
Non-current deferred revenue	48,676	306,534	162,668
Other non-current liabilities	9,594	60,420	30,036
Deferred tax liabilities	3,884	24,462	26,890
Total liabilities	93,454	588,523	470,206
China Cord Blood Corporation shareholders' equity
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 75,406,875 shares and 73,140,147 shares issued and outstanding as of March 31, 2011 and 2012, respectively	8	50	52
Additional paid-in capital	137,460	865,654	910,316
Accumulated other comprehensive (loss)/income	4,138	26,057	(18,580)
Retained earnings	49,380	310,973	178,993
Total equity attributable to China Cord Blood Corporation	190,986	1,202,734	1,070,781
Non-controlling interests	5,223	32,893	22,611
Total equity	196,209	1,235,627	1,093,392
Commitments and contingencies
Total liabilities and equity	$ 289,663	1,824,150	1,563,598

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Accounts receivable, allowance for doubtful accounts	$ 2,210	13,916	11,850
Non-current accounts receivable, allowance for doubtful accounts	$ 6,134	38,628	28,106
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147	75,406,875
Ordinary shares, shares outstanding	73,140,147	73,140,147	75,406,875

Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 CNY		Mar. 31, 2011 CNY		Mar. 31, 2010 CNY
Revenues	$ 60,419		380,490		339,532		261,536
Direct costs	(13,761)	[1]	(86,658)	[1]	(77,376)	[1]	(65,730)	[1]
Gross profit	46,658		293,832		262,156		195,806
Operating expenses
Research and development	(1,209)	[1]	(7,615)	[1]	(6,960)	[1]	(5,816)	[1]
Sales and marketing	(9,794)		(61,678)		(47,583)		(39,480)
General and administrative	(14,243)	[1]	(89,696)	[1]	(83,794)	[1]	(53,317)	[1]
Total operating expenses	(25,246)		(158,989)		(138,337)		(98,613)
Operating income	21,412		134,843		123,819		97,193
Other (expense)/ income, net
Interest income	2,133		13,432		9,065		6,411
Interest expense	(522)		(3,287)		(2,606)		(2,431)
Foreign exchange (loss)/gain, net	(213)		(1,343)		486		(417)
Write-off of deferred reverse recapitalization costs							(21,566)
Dividend income	1,146		7,217
Other income	117		737		1,378		473
Total other (expense)/income, net	2,661		16,756		8,323		(17,530)
Income before income tax	24,073		151,599		132,142		79,663
Income tax expense	(1,530)		(9,634)		(33,929)		(24,770)
Net income	22,543		141,965		98,213		54,893
Income attributable to redeemable non-controlling interests							(347)
Income attributable to other non-controlling interests	(1,586)		(9,985)		(6,510)		(5,369)
Net income attributable to China Cord Blood Corporation shareholders	20,957		131,980		91,703		49,177
Attributable to ordinary shares
- Basic	$ 0.28		1.79		1.31		0.82
- Diluted	$ 0.28		1.79		1.31		0.78
Attributable to redeemable ordinary shares
- Basic							0.22
- Diluted							0.22
Other comprehensive income
- Net effect of foreign currency translation, net of nil tax	(262)		(1,653)		(12,674)		(510)
- Net unrealized gain in available-for-sale equity securities, net of nil tax	7,398		46,587		(7,748)		22,286
Comprehensive income	29,679		186,899		77,791		76,669
Comprehensive income attributable to redeemable non-controlling interests							(634)
Comprehensive income attributable to other non-controlling interests	(1,633)		(10,282)		(6,889)		(5,318)
Comprehensive income attributable to China Cord Blood Corporation shareholders	$ 28,046		176,617		70,902		70,717

[1]	Includes the following expenses resulting from transactions with related parties (see Note 21): Year ended March 31, 2010 2011 2012 2012 RMB RMB RMB US$ Direct costs - rental expenses (1,498) (720) (720) (114) Research and development expenses - rental expenses - (720) (720) (114) General and administrative expenses - rental expenses (104) - - - - service fee (552) - - -

Consolidated Statements of Comprehensive Income (Parenthetical) (Related Party Transactions) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Direct costs USD ($)	Mar. 31, 2012 Direct costs CNY	Mar. 31, 2011 Direct costs CNY	Mar. 31, 2010 Direct costs CNY	Mar. 31, 2012 Research and Development Expenses USD ($)	Mar. 31, 2012 Research and Development Expenses CNY	Mar. 31, 2011 Research and Development Expenses CNY	Mar. 31, 2010 General and Administrative Expenses CNY
Rental expenses	$ (114)	(720)	(720)	(1,498)	$ (114)	(720)	(720)	(104)
Service fee								(552)

Consolidated Statements of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Share Capital USD ($)	Share Capital CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY	Retained earnings USD ($)	Retained earnings CNY	Non- controlling interests USD ($)	Non- controlling interests CNY	Redeemable non- controlling interests CNY
Beginning Balance at Mar. 31, 2009		170,946		34		140,745		(19,319)		44,082		5,404
Beginning Balance (in shares) at Mar. 31, 2009				43,237,100
Net income		54,893								49,177		5,369	347
Other comprehensive income		21,776						21,540				(51)	287
Accretion to redeemable ordinary shares redemption value		(5,870)								(5,870)
Accretion to redeemable non-controlling interests										(99)			99
Effect of reverse recapitalization (in shares)				12,476,092
Effect of reverse recapitalization		392,447		4		299,610							92,833
Issuance of shares upon exercise of share options (in shares)				3,573,314
Issuance of shares upon exercise of share options		39,744		3		39,741
Effect of share exchange with redeemable non-controlling interests (in shares)				3,506,136
Effect of share exchange with redeemable non-controlling interests				2		93,564							(93,566)
Issuance of shares upon public offering (in shares)				3,305,786
Issuance of shares upon public offering		120,516		2		120,514
Issuance of shares upon conversion of promissory note (in shares)				84,298
Issuance of shares upon conversion of promissory note		3,509				3,509
Issuance of shares upon exercise of overallotment options (in shares)				495,867
Issuance of shares upon exercise of overallotment options		19,409		1		19,408
Issuance of shares upon exercise of warrants (in shares)				65,100
Issuance of shares upon exercise of warrants		2,238				2,238
Ending Balance at Mar. 31, 2010		819,608		46		719,329		2,221		87,290		10,722
Ending Balance (in shares) at Mar. 31, 2010				66,743,693
Net income		98,213								91,703		6,510
Other comprehensive income		(20,422)						(20,801)				379
Issuance of shares upon public offering (in shares)				7,000,000
Issuance of shares upon public offering		189,861		5		189,856
Issuance of shares upon exercise of warrants (in shares)				345,010
Issuance of shares upon exercise of warrants		11,785				11,785
Repurchase and cancellation of shares (in shares)				(309,346)
Repurchase and cancellation of shares		(10,653)				(10,653)
Issuance of shares upon warrant exchange (in shares)				1,627,518
Issuance of shares upon warrant exchange				1		(1)
Contribution from non-controlling interests		5,000										5,000
Ending Balance at Mar. 31, 2011		1,093,392		52		910,316		(18,580)		178,993		22,611
Ending Balance (in shares) at Mar. 31, 2011				75,406,875
Net income	22,543	141,965								131,980		9,985
Other comprehensive income		44,934						44,637				297
Repurchase and cancellation of shares (in shares)				(2,266,728)
Repurchase and cancellation of shares		(44,664)		(2)		(44,662)
Ending Balance at Mar. 31, 2012	$ 196,209	1,235,627	$ 8	50	$ 137,460	865,654	$ 4,138	26,057	$ 49,380	310,973	$ 5,223	32,893
Ending Balance (in shares) at Mar. 31, 2012			73,140,147

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY
Operating activities:
Net income	$ 22,543	141,965	98,213	54,893
Adjustments to reconcile net income to net cash provided by operating activities:
Loss/(gain) on disposal of property, plant and equipment	(18)	(112)	(12)	851
Depreciation of property, plant and equipment	3,928	24,736	22,091	19,460
Amortization of intangible assets	734	4,621	1,384	971
Deferred income taxes	(758)	(4,771)	(6,951)	(3,643)
Provision for doubtful accounts	1,999	12,588	25,018	8,805
Write-off of deferred reverse recapitalization costs				21,566
Changes in operating assets and liabilities:
Non-current prepayments	541	3,408	3,474	3,622
Accounts receivable	(4,364)	(27,482)	(105,149)	(105,504)
Inventories	(474)	(2,988)	(3,622)	(2,137)
Prepaid expenses and other receivables	(266)	(1,673)	2,960	(3,217)
Accounts payable	206	1,297	(364)	282
Accrued expenses and other payables	1,499	9,441	5,286	1,205
Deferred revenue	26,623	167,657	115,758	36,647
Other non-current liabilities	4,825	30,384	14,058	2,427
Amounts due to related party			(2,617)	360
Income tax payable	(828)	(5,213)	7,058	(223)
Net cash provided by operating activities	56,190	353,858	176,585	36,365
Investing activities:
Purchase of property, plant and equipment	(6,846)	(43,114)	(20,337)	(16,835)
Purchase of intangible assets	(12,734)	(80,188)
Deposit for acquisition of property, plant and equipment			(420)	(1,770)
Investment deposit				(140,317)
Proceeds from disposal of property, plant and equipment	57	357	88	73
Investment in available-for-sale equity securities			(13,245)
Net cash used in investing activities	(19,523)	(122,945)	(33,914)	(158,849)
Financing activities:
Repayment of bank loan	(7,146)	(45,000)	(45,000)
Proceeds from bank loan	7,146	45,000	45,000	45,000
Proceeds from issuance of shares upon exercise of share options				39,744
Proceeds from issuance of shares upon public offering			211,007	137,623
Proceeds from issuance of shares upon exercise of overallotment options				20,627
Proceeds from issuance of shares upon exercise of warrants			11,785	2,238
Payment of offering and reverse recapitalization costs			(19,053)	(4,804)
Payment for repurchase of shares	(7,092)	(44,664)	(10,653)
Cash inflow from reserve recapitalization				1,965
Contribution from non-controlling interests			55
Net cash provided by/(used in) financing activities	(7,092)	(44,664)	193,141	242,393
Effect of foreign currency exchange rate change on cash and cash equivalents	(528)	(3,325)	(5,260)	(480)
Net increase in cash and cash equivalents	29,047	182,924	330,552	119,429
Cash and cash equivalents at beginning of year	97,084	611,387	280,835	161,406
Cash and cash equivalents at end of year	126,131	794,311	611,387	280,835
Non-cash investing activities:
Payable for acquisition of cord blood bank operating right			82,124
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	4,772	30,051	33,822	28,636
Cash refund during the year for income taxes	1,657	10,433
Cash paid for interest	$ 522	3,287	2,643	2,395

Principal activities, reorganization and reverse recapitalization, and basis of presentation	12 Months Ended
Mar. 31, 2012
Principal activities, reorganization and reverse recapitalization, and basis of presentation
1	Principal activities, reorganization and reverse recapitalization, and basis of presentation

(a)	Principal activities

China Cord Blood Corporation (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in the provision of umbilical cord blood storage and ancillary services in the People’s Republic of China (the “PRC”). As of March 31, 2012, the Group has three operating cord blood banks in the Beijing municipality, the Guangdong province and the Zhejiang province, the PRC. The Company’s shares are listed on the New York Stock Exchange.

The Group provides cord blood testing, processing and storage services under the direction of subscribers for a cord blood processing fee and a storage fee. The Group also tests, processes and stores donated cord blood, and provides matching services to the public for a fee.

The operation of cord blood banks in the PRC is regulated by certain laws and regulations. Cord blood banks in the PRC are required to possess a Blood Station Operation License. The licensing process for a cord blood bank is stringent and lengthy. The Ministry of Health of the PRC and the local Departments of Health have granted Blood Station Operation Licenses to cord blood banks that provide cord blood banking services. Cord blood banks collecting cord blood units from donors and providing matching cord blood units to the public without a duly obtained Blood Station Operation License face the risk of being shut down by the government. Seven cord blood banking licenses have been issued by the authorities as of March 31, 2012, of which the Company holds three. Due to the lack of a consistent and well-developed regulatory framework, operation in the cord blood banking industry in the PRC involves significant ambiguities, uncertainties and risks. The industry is highly regulated and any unilateral changes in regulations by the authorities may have a significant adverse impact on the Group’s results of operations.

(b)	Reorganization and reverse recapitalization

The Company was previously named Pantheon China Acquisition Corp. (“Pantheon”), a blank check company whose objective was to acquire, through a stock exchange, asset acquisition or other similar business combination, an operating business that has its principal operations located in the PRC, or control such operating business through contractual arrangements.

On November 3, 2008, China Cord Blood Services Corporation (“CCBS”) and its shareholders executed a Share Exchange Agreement with the Company. Pursuant to the Share Exchange Agreement, shareholders of CCBS were entitled to exchange their shares in CCBS for up to 57,851,240 shares of common stock of the Company. Shareholders holding 100% and 76% of CCBS’s ordinary shares and redeemable ordinary shares (collectively the “Participating Shareholders”), respectively, executed the Share Exchange Agreement and agreed to sell their 93.94% equity interests in CCBS to the Company for a consideration of US$328,790 in exchange for 54,345,104 shares of common stock of the Company (valued at US$6.05 per share of common stock) (“the Share Exchange”).

The Share Exchange was approved at the Company’s special meeting of shareholders held on June 29, 2009 and was completed on June 30, 2009. Upon completion of the Share Exchange, the Company was renamed China Cord Blood Corporation and the Company was redomiciled to the Cayman Islands.

The 54,345,104 shares of common stock of the Company held by the Participating Shareholders represent 91.7% of the then outstanding shares of the Company upon completion of the Share Exchange. Further, management of CCBS continued as the majority of the senior management of the Company upon completion of the Share Exchange. CCBS was therefore treated as the accounting acquirer in the Share Exchange. Prior to the Share Exchange, the Company did not operate a business. The Share Exchange was thus accounted for as the issuance of securities by CCBS in exchange for the assets and liabilities of Pantheon, accompanied by a recapitalization to utilize the share structure of Pantheon as the legal acquirer. Accordingly, the accompanying consolidated financial statements reflect CCBS’s assets and liabilities at their historical carrying amounts and the results, assets and liabilities of the Company presented for periods prior to the Share Exchange are those of CCBS.

In August 2009, the Company entered into agreements to exchange 3,506,136 of its newly issued ordinary shares for the remaining 24% of redeemable shares of CCBS held by shareholders who previously elected not to participate in the Share Exchange (“Non-Participating Shareholders”), on terms substantially similar to those of the Share Exchange. Upon the completion of such exchange, all the remaining redeemable ordinary shares of CCBS converted into ordinary shares of the Company, which carry no redemption rights, and CCBS became a wholly owned subsidiary of the Company.

CCBS was incorporated in the Cayman Islands in January 2008 under the Cayman Islands Companies Law as an exempted company with limited liability. CCBS was incorporated as part of the reorganization of China Stem Cells Holdings Limited (“CSC Holdings”), which had two main operating subsidiaries in the PRC, Beijing Jiachenhong Biological Technologies Co., Ltd. (“Beijing Jiachenhong”) and Guangzhou Municipality Tianhe Nuoya Bio-engineering Co., Ltd. (“Guangzhou Nuoya”) at the time of reorganization.

Beijing Jiachenhong was established under the laws of the PRC in June 2001 as a domestic limited liability company. It became a Sino-Foreign Investment Enterprise in September 2003 and became a Wholly Foreign Owned Enterprise (“WFOE”) in March 2005. Beijing Jiachenhong is engaged in the provision of umbilical cord blood storage and ancillary services in the Beijing municipality, the PRC.

In May 2007, China Stem Cells (South) Company Limited, a 90% subsidiary of the Group, acquired the entire equity interest of Guangzhou Nuoya for consideration of RMB30,949. Guangzhou Nuoya was established under the laws of the PRC in June 1997 as a domestic limited liability company. It became a WFOE in May 2007. Guangzhou Nuoya has been granted the right to operate cord blood banks in the Guangdong province, the PRC.

In December 2010, a non-wholly owned subsidiary, Zhejiang Lukou Biotechnology Co., Ltd. (“Zhejiang Lukou”), was established. The Group holds a 90% equity interest in Zhejiang Lukou through capital injection of RMB45,000, while the non-controlling shareholders contributed plant and equipment with fair value of RMB5,000 in return for the remaining 10% equity interests. In February, 2011, the Group acquired the right to operate the cord blood bank in the Zhejiang province, the PRC, from a third party at a consideration of US$12,500 (equivalent to RMB82,124 (Note 8)).

(c)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). This basis of accounting differs in certain material respects from that used for the preparation of the statutory books of the Company’s consolidated subsidiaries, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable in the place of domicile of the respective entities in the Group. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the statutory books of account of the Company's consolidated subsidiaries to present them in conformity with U.S. GAAP.

Summary of significant accounting policies	12 Months Ended
Mar. 31, 2012
Summary of significant accounting policies
2	Summary of significant accounting policies

(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. For consolidated subsidiaries where the Company’s ownership is less than 100%, the outside shareholders’ interests are shown as non-controlling interests. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has no involvement with variable interest entities.

(b)	Use of estimates

The preparation of the consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the establishment of the selling prices of multiple deliverables in revenue arrangements, the estimation of direct costs for the provision of donated cord blood for transplantation and research, the useful lives of property, plant and equipment and intangible assets, the valuation of property, plant and equipment, intangible assets and investment securities, the valuation allowances for receivables and deferred tax assets and the realizability of inventories.

(c)	Foreign currency transactions and translation

The reporting currency of the Company is Renminbi (“RMB”).

The functional currency of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou is Renminbi (“RMB”) and that of the Company is United States dollars (“US$”). The functional currencies of subsidiaries of the Group outside the PRC are either US$ or Hong Kong dollars.

Transactions of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet date. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.

Transactions of the Company and subsidiaries outside the PRC denominated in currencies other than their functional currencies are translated into their functional currencies at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into their functional currencies using the applicable exchange rates at the balance sheet date. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.

Assets and liabilities of the Company and subsidiaries outside the PRC are translated into RMB using the exchange rate at the balance sheet date. Revenues and expenses are translated at the average exchange rates prevailing during the year. The adjustments resulting from translation of financial statements of the Company and subsidiaries outside the PRC are recorded as a separate component of accumulated other comprehensive income within shareholders’ equity.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand.

For the convenience of the readers, certain amounts as of and for the year ended March 31, 2012 included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.2975, being the spot exchange rate of U.S. dollars in effect on March 30, 2012 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve, the central bank of the United States of America. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on March 31, 2012 or at any other date.

(d)	Cash and cash equivalents

Cash and cash equivalents include short-term, highly liquid investments with original maturities of three months or less. Cash and cash equivalents of the Group are mainly maintained in the PRC and are denominated in several currencies. As of March 31, 2011 and 2012, cash and cash equivalents maintained in the PRC amounted to RMB500,877 and RMB765,689 (US$121,586), respectively. A majority of the Group’s cash and cash equivalents are denominated in U.S. dollars, Australian dollars, Renminbi and Hong Kong dollars as follows:

	March 31,
	2011	2012

U.S. dollars	12,571	82
Australian dollars	506	53
Renminbi	498,781	764,077
Hong Kong dollars	31,555	36,073

Cash and cash equivalents held at financial institutions located in the PRC are uninsured; cash held at financial institutions in Hong Kong are insured up to certain amount. Management believes that these major financial institutions have high credit ratings.

(e)	Investment securities

Management determines the appropriate classification of its investment securities at the time of purchase and reevaluates such designations at each reporting date.

Trading and available-for-sale equity securities are recorded at fair value. Unrealized holding gains and losses on trading securities are included in earnings. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale equity securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale equity securities are determined on a specific-identification basis. Where the fair value of an investment in equity securities is not readily determinable, the investment is stated at cost.

A decline in the market value of investment securities that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether an impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Dividend income is recognized in other income when earned.

(f)	Accounts receivable

Accounts receivable represent amounts due from subscribers for cord blood processing and storage services, which are recognized in accordance with the Company’s revenue recognition policies (Note 2(k)). Installments receivable from subscribers which are due for repayment in over one year under deferred payment options are classified as non-current accounts receivable. Accounts receivable are stated net of allowance for doubtful accounts.

The allowance for doubtful accounts is the Group’s best estimate of the amount of estimated losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

The Group reviews its allowances for doubtful accounts quarterly. Outstanding account balances are reviewed on a pooled basis by ageing of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group’s PRC subsidiaries are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for such write-offs only when the related account balances are aged over three years and sufficient evidence is available to prove the debtor’s inability to make payments. For financial reporting purposes, the Group’s PRC subsidiaries generally record write-offs of doubtful accounts at the same time the local tax requirements for the write-offs are met. As a result, there are generally time lags between the time when a provision for doubtful accounts is recorded and the time the doubtful accounts are written off against the related allowance. The Group does not have any off-balance-sheet credit exposure related to its customers.

(g)	Inventories

The Group collects, tests, freezes and stores donated umbilical cord blood for future transplantation or research purposes in return for a fee. Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories, stated at the lower of cost or market on a weighted-average basis, and recognized as direct costs when revenue is recognized upon shipment of the donated cord blood units. Cost comprises direct materials, direct labor and an allocation of production overheads. Inventories that are not expected to be realized within 12 months from the balance sheet date are classified as non-current assets.

(h)	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation on property, plant and equipment is calculated based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Shorter of the lease term or
Buildings	estimated useful lives of 37.5 years
Shorter of the lease term or
Leasehold improvements	estimated useful lives of 10 years
Machineries	5 – 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	5 years

No depreciation expense is provided in respect of construction-in-progress.

Interest expense incurred related to the construction of property, plant and equipment is capitalized. The capitalization of interest expense as part of the cost of a qualifying asset commences when expenditures for the asset have been made, activities that are necessary to get the asset ready for its intended use are in progress and interest cost is being incurred. The capitalization period ends when the asset is substantially complete and ready for its intended use.

The Company did not capitalize any interest costs for the years ended March 31, 2010, 2011 and 2012.

Depreciation of property, plant and equipment attributable to the processing of donated umbilical cord blood for future transplantation is capitalized as part of inventories, and expensed to direct costs upon shipment of the donated cord blood units.

(i)	Intangible assets

Intangible assets represent the operating rights to operate cord blood bank and are stated at the estimated fair value on the date of acquisition less accumulated amortization. Where payment for an operating right is non-deductible for tax purpose, the simultaneous equations method is used to record the assigned value of the asset and the related deferred tax liability, such that the carrying amount of the asset upon initial recognition less deferred tax liability recognized equals the amount paid for the asset. Amortization expenses are recognized on a straight-line basis over the estimated useful life of the operating rights of 30 years.

Given the environment in which the Group currently operates, it is reasonably possible that the estimated economic useful life of the assets or the Group’s estimate that it will recover its carrying amount from future operations could change in the future.

(j)	Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets with finite useful lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flows models, quoted market values and third-party independent appraisals, as considered necessary. No impairment of long-lived assets was recognized for the years ended March 31, 2010, 2011 and 2012.

(k)	Revenue recognition

The Group receives fees for collecting, testing, freezing and storing of cord blood units. Once the cord blood units are collected, tested, screened and successfully meet all of the required attributes, the Group freezes the units and stores them in a cryogenic freezer. Under the cord blood processing and storage agreement (“Agreement”) signed with the customer, the Group charges separate processing fee and storage fees to the customer and such agreement typically provides for a storage period of eighteen years represented by successive one-year renewal periods. The Group also arranges an insurance policy for customers. The amount of storage fees include insurance premiums collected on behalf of a third-party insurance company. The amount attributable to the insurance premiums is included in current and non-current other payables and is not recognized as revenue. The Group has no performance obligation to the customer with respect of the insurance policy.

The Agreement is a multiple-element arrangement, which includes (i) the processing of cord blood unit and (ii) the storage of cord blood unit. The Group accounts for the arrangement under the Accounting Standards Codification ("ASC") 605-25, Revenue Recognition—Multiple-Element Arrangements, as amended by Accounting Standards Update No. 2009-13, Multiple-Deliverable Arrangements (“ASU 2009-13”), which was adopted by the Group in the fiscal year beginning April 1, 2011 on a prospective basis. The adoption of ASU 2009-13 did not have an impact on the consolidated financial statements, as the units of accounting, the allocation of the arrangement consideration to various units of accounting, and pattern and timing of revenue recognition did not change. In accordance with ASC 605-25, revenue arrangements that include multiple elements are analyzed to determine whether the deliverables can be divided into separate units of accounting or treated as a single unit of accounting. The consideration received is allocated among the separate units of accounting based on their relative selling prices determined based on prices of these elements as sold on a stand-alone basis, and the applicable revenue recognition criteria are applied to each of the separate units. Revenues are allocated to a delivered product or service when the following criteria are met: (1) the delivered item or items have value to the customer on a standalone basis; and (2) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Group. Based on evaluation of the criteria, the Group has determined that the cord blood processing services and storage services are to be accounted for as separate units.

Pursuant to the Agreement, no penalty is charged to customers for early termination of the storage service.

The Group considers all reasonably available information to allocate the overall arrangement fee to processing and storage services based on their relative selling prices.

The Group recognizes processing fee revenue upon successful completion of processing services and when the cord blood unit meets all the required attributes for storage, and recognizes the storage fee revenues ratably over the annual storage period.

During the three years ended March 31, 2010, 2011 and 2012, the Group offered its customers three payment options:

(i)	Payment of the processing fee upon delivery of the cord blood unit to the Group’s premises for processing and the annual storage fee in advance at the beginning of each one-year renewal period;

(ii)	Payment of the processing fee upon delivery of the cord blood unit to the Group’s premises for processing and prepayment of storage fees for multiple periods; and

(iii)	Payment of the processing fee by installment over multiple periods and the annual storage fee in advance at the beginning of each one-year renewal period. The installment option includes an initial processing fee payment upon delivery of the cord blood unit to the Group’s premises for processing and an incremental annual payment for the consecutive periods, representing a surcharge to the total amount of processing fees payable under payment options (i) and (ii).

Under payment option (iii), installments due for payment beyond one year are classified as non-current accounts receivable. The incremental processing fee payable by customers under the installment plan is recognized as interest income using the effective interest method.

The recognition of storage revenue is ceased when the collectability of the storage fees from the customers is not reasonably assured due to delinquency of payment by the customers.

In the PRC, business tax at a general rate of 5% on the invoice amount is collected on behalf of tax authorities in respect of the services rendered. Revenue is stated net of business tax.

(l)	Research and development costs

Research and development costs are incurred for research activities conducted to enhance operating efficiencies, collection and storage technologies, and measures to improve the results in umbilical cord blood stem cells extraction and separation. They also include research expenses on the use of cord blood stem cells in different medical treatments. Research and development costs of RMB5,816, RMB6,960 and RMB7,615 (US$1,209) for the years ended March 31, 2010, 2011 and 2012, respectively, were expensed as incurred.

(m)	Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs included in sales and marketing expenses in the consolidated statements of comprehensive income amounted to RMB9,520, RMB10,590 and RMB12,460 (US$1,979) for the years ended March 31, 2010, 2011 and 2012, respectively.

(n)	Retirement and other postretirement benefits

Contributions to retirement schemes (which are defined contribution plans) are charged to the consolidated statements of comprehensive income when the related employee service is provided. The Group does not have any defined benefit retirement plans.

(o)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

(p)	Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims that relate to a wide range of matters, including, among others, product liability. The Group records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. The Group may consider many factors in making these assessments including past history and the specifics of each matter. As the Group has not become aware of any product liability claim since operations commenced, the Group has not recognized a liability for product liability claims.

(q)	Earnings per share

For the years ended March 31, 2011 and 2012, basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the year ended March 31, 2010, basic earnings per ordinary share was computed by dividing net income attributable to ordinary shareholders after adjusting for the accretion to redemption value of redeemable non-controlling interests by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income was allocated between ordinary shares and redeemable ordinary shares of the Company for the period presented based on participating rights in undistributed earnings. Increases in the carrying amount of redeemable ordinary shares were reflected as earnings to holders of redeemable ordinary shares.

Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Dilutive potential ordinary shares consist of the ordinary shares issuable upon the exercise of outstanding share options by applying the treasury stock method. Dilutive potential ordinary shares in the diluted earnings per share computation are excluded to the extent that their effect is anti-dilutive.

(r)	Share option plan

The Group recognizes share-based payments as compensation cost and measures such cost based on the grant date fair value of the award using the Black-Scholes option-pricing model. Compensation expense is recognized on a straight-line basis over the requisite service period, which is generally the same as the vesting period.

The service inception date is the date at which the requisite service period begins. The service inception date usually is the grant date, but the service inception date precedes the grant date if (a) an aware is authorized, (b) service begins before a mutual understanding of the key terms and conditions of a share-based payment award is reached, and (c) either of the following conditions applies: (1) the award’s terms do not include a substantive future requisite service condition that exists at the grant date or (2) the award contains a market or performance condition that if not satisfied during the service period preceding the grant date and following the inception of the arrangement results in forfeiture of the award. For the purpose of determining the service inception date, authorization of an award is the date on which all approval requirements are completed unless approval is perfunctory.

(s)	Segment reporting

The Group has one operating segment, as defined by ASC 280, Segment Reporting, which is processing and storage of cord blood units. All of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

(t)	Fair value measurement

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
·	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

See Note 23 to the consolidated financial statements.

(u)	Recently issued accounting standards

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): "Presentation of Comprehensive Income", which eliminates the current option to report other comprehensive income (“OCI”) and its components in the statements of shareholders’ equity. Instead, an entity will be required to present items of net income and OCI in one continuous statement or in two separate, but consecutive, statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. This ASU defers the ASU 2011-05 requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements and the requirement to report reclassification adjustments in interim periods. The amendments in ASU 2011-05 and ASU 2011-12 should be applied retrospectively and are effective for fiscal years and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company early adopted ASU 2011-05 in the year ended March 31, 2012 by presenting items of net income and OCI in one continuous statement, consolidated statements of comprehensive income. The Company did not have any reclassification adjustment for each component of OCI in the years presented in the consolidated statements of comprehensive income.

Accounts receivable, net	12 Months Ended
Mar. 31, 2012
Accounts receivable, net
3	Accounts receivable, net

(a)	Accounts receivable consist of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Accounts receivable	358,310	385,792	61,261
Less: Allowance for doubtful accounts	(39,956)	(52,544)	(8,344)
Total accounts receivable, net	318,354	333,248	52,917

Representing:

Current portion:
- processing fees	60,550	49,731	7,897
- storage fees	15,861	28,404	4,510
- others	991	877	139
	77,402	79,012	12,546
Non-current portion:
- processing fees	240,952	254,236	40,371
Total accounts receivable, net	318,354	333,248	52,917

Non-current gross accounts receivable as of March 31, 2012 are due for payment as follows:

	March 31, 2012
	RMB	US$
Fiscal years ending March 31,
2014	30,234	4,801
2015	29,924	4,752
2016	28,991	4,604
2017	25,840	4,103
2018 and thereafter	177,875	28,245
	292,864	46,505

(b)	An analysis of the allowance for doubtful accounts is as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at beginning of year	8,392	17,197	39,956	6,345
Charged to provisions for doubtful accounts	8,805	25,018	12,588	1,999
Write-off charged against the allowance for the year	-	(2,259)	-	-
Balance at end of year	17,197	39,956	52,544	8,344

The Group continuously monitors the recoverability of the accounts receivable, the credit quality of such receivables, the effectiveness and the efficiency of its collection efforts. During the year ended March 31, 2011, the Group sold RMB11,998 of its accounts receivable to a third party for a consideration of RMB10,006, satisfied in cash. Pursuant to the agreement, the receivables were transferred without recourse. The sale of the receivables was accounted for under ASC 860, Transfers and Servicing. Under that guidance, receivables were considered sold since they were legally isolated from the Company and its creditors even in the event of bankruptcy or other receivership, the purchaser has the unconstrained right to pledge or exchange the receivables, and the Company has surrendered control over the transferred receivables.

Inventories	12 Months Ended
Mar. 31, 2012
Inventories
4	Inventories

Inventories consist of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Current portion:
- consumables and supplies	6,729	6,666	1,059

Non-current portion:
- processing costs capitalized in donated umbilical cord blood	31,600	34,651	5,502
Total current and non-current inventories	38,329	41,317	6,561

Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories. Management assesses the recoverability of such inventories with reference to future projections of matching fees, number of donated cord blood units of the Group, demand for cord blood units for transplantation and research purposes, and the probability of finding a match in light of the number of units held. Based on such assessments, the management considers that the cord blood processing costs capitalized are recoverable and no provision for inventories has been made as of March 31, 2010, 2011 and 2012.

Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2012
Prepaid expenses and other receivables
5	Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Prepaid expenses	8,823	10,064	1,597
Other receivables	1,159	1,497	239
Total prepaid expenses and other receivables	9,982	11,561	1,836

Other receivables mainly include advance payments to employees and rental deposits.

Property, plant and equipment, net	12 Months Ended
Mar. 31, 2012
Property, plant and equipment, net
6	Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Buildings	150,181	150,181	23,848
Leasehold improvements	42,715	42,783	6,794
Machineries	68,167	86,395	13,719
Motor vehicles	6,071	8,939	1,419
Furniture, fixtures and office equipment	23,098	27,500	4,367
Construction-in-progress	20,874	37,010	5,877
	311,106	352,808	56,024
Less: Accumulated depreciation	(60,758)	(84,946)	(13,489)
Total property, plant and equipment, net	250,348	267,862	42,535

To support the Group’s ongoing expansion, the Group made prepayments of RMB25,000 (US$3,970) in March 2012 to a third party for the purchase a property and its associated land use right in Guangdong province, and included such prepayments in construction-in-progress as of March 31, 2012. Pursuant to the final purchase contract dated June 28, 2012, the total purchase price of the property and land use right is RMB100 million. The remaining RMB75,000 was fully paid as of June 30, 2012.

In addition, construction-in-progress also includes capital expenditure in respect of the construction of cord blood storage facilities in Beijing municipality and Guangdong province.

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Direct costs	12,057	11,790	13,481	2,141
Research and development	1,748	2,933	3,212	510
Sales and marketing	1,437	1,679	1,803	286
General and administrative	4,218	5,689	6,240	991
Total depreciation expense	19,460	22,091	24,736	3,928

As of March 31, 2011 and 2012, buildings with carrying value of RMB135,967 and RMB128,890 (US$20,467) were collateralized to bank for short-term bank loan of RMB45,000 (US$7,146) (Note 11).

Non-current prepayments	12 Months Ended
Mar. 31, 2012
Non-current prepayments
7	Non-current prepayments

Non-current prepayments consist of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Prepaid property rental	5,151	1,647	262
Deposit for machineries purchase	601	1,216	193
Total non-current prepayments	5,752	2,863	455

Intangible assets, net	12 Months Ended
Mar. 31, 2012
Intangible assets, net
8	Intangible assets, net

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	22,012
Less: Accumulated amortization	(4,216)	(8,837)	(1,402)
Total intangible assets, net	134,412	129,791	20,610

Intangible assets represent the cord blood bank operating rights in the Guangdong province and the Zhejiang province, the PRC.

The cord blood bank operating right in the Guangdong province was acquired through the acquisition of Guangzhou Nuoya in May 2007. The estimated useful life of the operating right is thirty years. Amortization expenses of the operating right in the Guangdong province were RMB971, RMB971 and RMB971 (US$154) for the years ended March 31, 2010, 2011 and 2012, respectively. The operating right is subject to renewal and the next renewal is due in May 2015.

On February 18, 2011, the Group acquired the right to operate the cord blood bank in the Zhejiang province from a third party for cash consideration of US$12,500 (equivalent to RMB82,124) which was fully settled in August 2011. Payment for the operating right is non-deductible for tax purpose. The simultaneous equations method is used to record the assigned value of the asset of RMB109,499 and a related deferred tax liability of RMB27,375 (Note 18(c)), in accordance with the guidance in ASC 740-10-25-51, such that the carrying amount of the asset upon initial recognition less the related deferred tax liability equals the cash consideration paid. The estimated useful life of the Zhejiang operating right is thirty years. Amortization expenses were RMB413 and RMB3,650 (US$580) for the years ended March 31, 2011 and 2012, respectively. The operating right is subject to renewal and the next renewal is due in September 2013.

The Group determined that a thirty-year period to amortize the cord blood bank operating rights was appropriate, following the pattern in which the expected benefits of the acquired asset will be consumed or otherwise used up. The Group’s renewal period with the provincial governmental authorities generally is for a period of three-years. The Group has historically renewed cord blood bank operating rights without incurring any significant costs. There are no other legal or regulatory provisions that limit the useful life of the cord blood bank operating rights or that cause the cash flows and useful life of such cord blood bank operating right to be constrained. In addition, the Group expects the effect of obsolescence, demand, competition, and other economic factors to be minimal.

The Group engaged independent third party valuation firms in determining the fair values of the cord blood bank operating rights during acquisitions. The fair values of the cord blood bank operating rights were determined using an income approach and considered assumptions (including turnover rate) that a market participant would make consistent with the highest and best use of the asset by market participants. The periods of expected cash flows used to measure the fair values of the cord blood bank operating rights were thirty years. Without evidence to the contrary, the Group expects that the cord blood bank operating rights will be renewed at the same rate as a market participant would expect, and no other factors would indicate a different useful life is more appropriate. Accordingly, in light of the absence any other of the entity-specific factors, the useful life of the cord blood bank operating rights was determined to be thirty years.

A straight-line method of amortization has been adopted as the pattern in which the economic benefits of the operating rights are used up cannot be reliably determined. Estimated amortization expenses for the years afterwards are:

	March 31, 2012
	RMB	US$
Fiscal years ending March 31,
2013	4,621	734
2014	4,621	734
2015	4,621	734
2016	4,621	734
2017 and thereafter	111,307	17,674
Total amortization expenses	129,791	20,610

Available-for-sale equity securities	12 Months Ended
Mar. 31, 2012
Available-for-sale equity securities
9	Available-for-sale equity securities

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Cordlife Limited - listed on Australian Securities Exchange	52,733	8,795	1,397
Cordlife Group Limited - listed on Singapore Exchange	-	89,404	14,196
Total listed equity securities, at market	52,733	98,199	15,593

During the year ended March 31, 2008, the Group acquired 11,730,000 ordinary shares of Cordlife Limited (“CBB”) at a total cost of RMB53,699. CBB is a provider of cord blood banking services with operations in Singapore, Hong Kong, India, Indonesia and the Philippines, and is listed on the Australian Securities Exchange.

During the year ended March 31, 2009, the Group acquired an additional 5,795,000 ordinary shares of CBB at a total cost of RMB11,172, satisfied in cash. The acquisition of additional ordinary shares led to an increase in the Group’s equity interest in CBB from 12.9% as of March 31, 2008 to 18.9% as of March 31, 2009. The Group’s equity interest in CBB was diluted to 16.3% as of March 31, 2010 due to the issuance of additional shares by CBB during the year ended March 31, 2010.

During the year ended March 31, 2011, the Company subscribed for 6,841,666 shares of CBB at a total cost of RMB13,245, satisfied in cash. As a result, the Group held 24,366,666 ordinary shares of CBB, representing a 16.8% equity interest as of March 31, 2011. The Group’s equity interest in CBB was diluted to 16.1% as a result of the exercise of employees’ share options of CBB during the period from March 31, 2011 to the time when the capital reduction occurred on June 30, 2011.

On June 16, 2011, the shareholders of CBB approved a capital reduction by way of distribution in specie. The scheme involved a spin off of Cordlife Pte Ltd from CBB, and the shares of Cordlife Pte Ltd were distributed to the then shareholders of CBB on a pro rata basis. The restructuring and distribution in specie were completed and effective on June 30, 2011. After the restructuring of CBB as of June 30, 2011, the Group owned a total of 24,366,666 shares, representing a 16.1% equity interest in each of CBB and Cordlife Pte Ltd, respectively. The Group’s investments in CBB upon the completion of restructuring were recognized as two separate investments consisting of CBB and Cordlife Pte Ltd. The capital reduction or the distribution in specie by CBB did not constitute a sale of available-for-sale equity securities. The cost of both investments was based on their respective estimated fair values as of the restructuring date and adjusted by the unrealized holding gains of CBB recorded in accumulated other comprehensive income on pro rata basis. After the restructuring, Cordlife Pte Ltd was a private company, whose shares did not have a readily determinable fair value. The investment in Cordlife Pte Ltd was therefore accounted for by the cost method under ASC 325-20, before its listing on Singapore Exchange on March 29, 2012.

In connection with a proposed listing on the Singapore Exchange, Cordlife Pte Ltd changed its name to Cordlife Group Limited (“CGL”). On March 29, 2012, CGL was listed on the Singapore Exchange. Upon the listing of CGL, the Group’s equity interests in both CGL and CBB were diluted to 10.5% and 14.1% respectively as a result of new shares issued in the public offering of CGL and the exercise of options issued by CBB to other third parties. Upon CGL’s listing on March 29, 2012, the Group accounted for its investment in CGL at fair value.

As of March 31, 2012, the Group held 24,366,666 ordinary shares in both CBB and CGL, representing a 14.1% and 10.5% equity interest in CBB and CGL, respectively.

As of March 31, 2012, the cost basis of the available-for-sale equity securities was RMB40,690 (US$6,461) and total unrealized net holding losses for securities and total unrealized net holding gains for securities in accumulated other comprehensive income were RMB2,573 (US$409) and RMB68,505 (US$10,878), respectively. The total aggregate fair values were RMB106,622 (US$16,930) as of March 31, 2012. As of March 31, 2011, the cost basis of the available-for-sale equity security was RMB40,690 and total unrealized net holding gains for securities in accumulated other comprehensive income were RMB19,345. The aggregate fair value was RMB60,035 as of March 31, 2011.

The available-for-sale equity securities are held by a subsidiary whose functional currency is Hong Kong dollars. Both securities are traded in a foreign market. The fair values are based on the current market values of the securities and the current exchange rates between Hong Kong dollars and Australia dollars or Singapore dollar, as applicable. Both investments are translated into RMB, the Group’s reporting currency, using the exchange rate at the balance sheet dates.

The Group determined that the decline in market value of CBB for the year ended March 31, 2012 was temporary and therefore no impairment loss was recognized. As of March 31, 2011 and 2012, total other-than-temporary impairment of RMB37,426 had been recognized in earnings.

Other investment	12 Months Ended
Mar. 31, 2012
Other investment
10	Other investment

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Unlisted equity securities, at cost	134,363	134,363	21,336

On May 5, 2010, the Group completed its acquisition of 19.92% equity interest of Shandong Province Qilu Stem Cell Engineering Co., Ltd. (“Qilu Stem Cell”), which operates a cord blood bank in the Shandong province, the PRC. The Group does not have significant influence over the financial and operating decisions of Qilu Stem Cell. The investment is stated at cost as the equity securities do not have a readily determinable fair value. Dividend declared and paid by Qilu Stem Cell during the year ended March 31, 2012 of RMB7,217 (US$1,146) was recognized in other income.

Bank loan	12 Months Ended
Mar. 31, 2012
Bank loan
11	Bank loan

	March 31,
Lender	2011	2012	2012
	RMB	RMB	US$

Hua Xia Bank	45,000	45,000	7,146

During the year ended March 31, 2010, the Group entered into a loan agreement with a commercial bank in the PRC for the term of one year. During the years ended March 31, 2011 and 2012, the Group repaid the bank loan in full upon its maturity and entered into a new loan agreement with the commercial bank for the term of one year. The loans bear a floating interest rate at 110% (2011: 110%) of the base lending rate quoted by the People’s Bank of China, which is re-priced monthly. As of March 31, 2012, the bank loan bears interest at 7.216% (2011: 6.666%) per annum.

The bank loans are denominated in RMB and are collateralized by certain buildings of the Group with carrying value of RMB135,967 and RMB128,890 (US$20,467) as of March 31, 2011 and 2012, respectively. The bank loan has been repaid in full upon maturity on June 27, 2012.

Interest expense relating to the bank loans were recognized as follows:

Loan period	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

April 28, 2009 to April 27, 2010	2,431	196	-	-
May 11, 2010 to May 11, 2011	-	2,410	434	69
June 27, 2011 to June 27, 2012	-	-	2,853	453
Total interest expense	2,431	2,606	3,287	522

Accrued expenses and other payables	12 Months Ended
Mar. 31, 2012
Accrued expenses and other payables
12	Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

		March 31,
	Note	2011	2012	2012
		RMB	RMB	US$

Insurance premiums received on behalf of insurance company	(i)	3,724	4,003	636
Other taxes payables		2,285	2,648	420
Accrued salaries, bonus and welfare expenses		5,821	7,030	1,117
Accrued consultancy and professional fees		2,135	8,311	1,320
Payable for acquisition of cord blood bank operating right	(ii)	82,124	-	-
Other payables	(iii)	10,642	11,359	1,803
Total accrued expenses and other payables		106,731	33,351	5,296

Notes:

(i)	The Group has an agreement with an insurance company under which the Group is granted the authority to receive insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group’s cord blood bank and are enrolled to the insurance scheme offered by the insurance company.

(ii)	The payable for the acquisition of the cord blood bank operating right of US$12,500 (equivalent to RMB82,124 as of March 31, 2011) represents the amount incurred in connection with the acquisition of the cord blood bank operating right in the Zhejiang province, the PRC (Note 8). The amount was fully paid in August 2011.

(iii)	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other operating procurement payables.

Deferred revenue	12 Months Ended
Mar. 31, 2012
Deferred revenue
13	Deferred revenue

(a)	Deferred revenue consists of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Prepayments by customers prior to completion of cord blood processing services	45,517	51,610	8,195
Unearned storage fees	199,470	361,034	57,331
Total current and non-current deferred revenue	244,987	412,644	65,526

Representing:
Current portion	82,319	106,110	16,850
Non-current portion	162,668	306,534	48,676
Total current and non-current deferred revenue	244,987	412,644	65,526

(b)	An analysis of the unearned storage fees is as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at beginning of year	89,177	116,870	199,470	31,674
Deferred revenue arising from new customers	76,042	153,505	260,531	41,372
Credited to income	(48,349)	(70,905)	(98,967)	(15,715)
Balance at end of year	116,870	199,470	361,034	57,331

Redeemable ordinary shares of CCBS and redeemable non-controlling interests	12 Months Ended
Mar. 31, 2012
Redeemable ordinary shares of CCBS and redeemable non-controlling interests
14	Redeemable ordinary shares of CCBS and redeemable non-controlling interests

On November 9, 2006 and May 15, 2007, Subscription Agreements were entered into between China Stem Cells Holdings Limited (“CSC Holdings”), the then holding company of the operating companies of the Group, and subscribers, pursuant to which CSC Holdings issued 242,000 and 166,980 new redeemable ordinary shares to the subscribers. Upon the consummation of the reorganization of CSC Holdings in February 2008, CCBS acquired all the redeemable ordinary shares of CSC Holdings by the issuance of 100 redeemable ordinary shares of CCBS for every redeemable ordinary share of CSC Holdings held by the shareholders, with their redemption rights substantively unchanged. The number of such shares was restated retroactively to reflect the share exchange ratio as at the date of the Share Exchange in a manner similar to a stock consolidation. As a result, there were a total of 14,614,140 redeemable ordinary shares outstanding as of March 31, 2009.

Details of the redeemable ordinary shares issued (with number of shares retroactively restated) are as follows:

	November 22,	May 15,
Date of issuance	2006	2007

Number of redeemable ordinary shares	8,647,420	5,966,720
Subscription price per share - US$	$2.26	$3.84
Net proceeds received
- RMB	154,907	176,491
- US$	$19,568	$22,934

Under the terms of the Subscription Agreements, holders of the redeemable ordinary shares had the right to require CSC Holdings to redeem the shares if a “qualified IPO” had not occurred. For redeemable ordinary shares issued on November 22, 2006, a qualified IPO was defined as an initial public offering of CSC Holdings’ shares on a recognized stock exchange within 24 months from the date of share issuance that valued CSC Holdings at no less than US$240,000 immediately prior to the initial public offering. For the redeemable shares issued on May 15, 2007, a qualified IPO was defined as an initial public offering of CSC Holdings’ shares on a recognized stock exchange within 20 months from the date of share issuance that valued CSC Holdings at no less than US$400,000 immediately prior to the initial public offering. In the event of a redemption under this right, CSC Holdings is to redeem the shares at a redemption price equal to the original issue price of the shares, plus an amount which would have accrued on the original issue price at an uncompounded annual rate of 8% from the date of issuance up to and including the date on which such redemption price is paid.

Pursuant to the Share Exchange (Note 1(b)), the Participating Shareholders who held redeemable ordinary shares of CCBS waived their redemption rights with respect to the redeemable ordinary shares, on condition that the Share Exchange was completed by June 30, 2009. Such a waiver effectively deferred the earliest date of redemption of the redeemable ordinary shares to June 30, 2009, and the Company continued to provide for the accretion to the redemption value up to the completion of the Share Exchange on June 30, 2009.

The accretion to the redemption value (net of related foreign exchange credits for the three months ended June 30, 2010 of RMB871) is reflected as a charge against retained earnings as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Redeemable ordinary share issued on:
- November 22, 2006	2,746	-	-	-
- May 15, 2007	3,124	-	-	-
Total accretion to redemption value	5,870	-	-	-

Upon completion of the Share Exchange on June 30, 2009 (Note 1(b)), the Participating Shareholders who held redeemable ordinary shares of CCBS exchanged such redeemable shares for 11,108,004 ordinary shares of the Company, which carry no redemption rights. The carrying value of redeemable ordinary shares held by the Participating Shareholders of RMB299,614 upon the completion of such exchange was reclassified to the Company’s share capital of RMB4 and additional paid-in capital of RMB299,610. The carrying value of the remaining redeemable shares of CCBS of RMB92,833 which represented a 6.06% equity interest in CCBS and carried redemption rights, was reclassified as redeemable non-controlling interests upon completion of such exchange.

Movements of the carrying value of redeemable ordinary shares of CCBS are as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at beginning of year	386,577	-	-	-
Accretion to redemption value	5,870	-	-	-
Reclassified as permanent equity upon completion of Share Exchange	(299,614)	-	-	-
Reclassified as redeemable non-controlling interests upon completion of Share Exchange	(92,833)	-	-	-
Balance at end of year	-	-	-	-

Redeemable non-controlling interests are stated at the higher of the non-controlling interests’ share of the Group’s net assets and their redemption value. The accretion to the redemption value of RMB99 for the year ended March 31, 2010 was reflected as a charge against retained earnings.

In August 2009, the Non-Participating Shareholders exchanged all remaining redeemable ordinary shares of CCBS for 3,506,136 ordinary shares of the Company, which carry no redemption rights. The carrying value of the redeemable non-controlling interests held by the Non-Participating Shareholders of RMB93,566 upon the completion of such exchange was reclassified to the Company’s share capital of RMB2 and additional paid-in capital of RMB93,564.

Deferred offering and reverse recapitalization costs	12 Months Ended
Mar. 31, 2012
Deferred offering and reverse recapitalization costs
15	Deferred offering and reverse recapitalization costs

Deferred reverse recapitalization costs represent transaction costs incurred in connection with the Share Exchange up to March 31, 2009. As of March 31, 2009, net proceeds from the Share Exchange were expected to exceed reverse recapitalization costs incurred.

On June 23, 2009, Pantheon entered into Stock Purchase Agreements with two of its stockholders. Pursuant to such agreements, Pantheon agreed to purchase an aggregate of 4,547,399 shares of its common stock after the closing of the Share Exchange, for an aggregate purchase price of US$27,239, settled in cash. The stockholders (i) agreed that they would not exercise their conversion rights in connection with the stockholder approval of the Share Exchange, and (ii) granted Pantheon’s representatives such stockholders’ irrevocable proxy in voting for the Share Exchange. The transaction was settled by Pantheon at the time of reverse recapitalization on June 30, 2009.

Mainly as a result of the purchase of shares, liabilities of Pantheon just prior to the completion of the Share Exchange exceeded its assets by RMB4,722 and such net liabilities were assumed by the continuing company in connection with the reverse recapitalization. CCBS entered into contingent fee arrangements with counterparties where transaction costs of RMB23,000 incurred in connection with the Share Exchange were refundable from counterparties contingent on the net proceeds raised from the reverse recapitalization. The amount was included in deferred reverse recapitalization costs as of March 31, 2009 and was subsequently refunded to the Company in August 2009. After adjusting for refunds from counterparties under contingent fee arrangements and additional costs incurred up to the completion of the Share Exchange, accumulated costs incurred by CCBS for the reverse recapitalization amounted to RMB16,844 as of June 30, 2009. Such reverse recapitalization costs incurred, together with net liabilities of Pantheon assumed by the Company as a result of the Share Exchange, totaling RMB21,566 were effectively costs incurred by the Company for the Share Exchange which exceeded any proceeds, and were charged to income during the year ended March 31, 2010.

Shareholders' equity	12 Months Ended
Mar. 31, 2012
Shareholders' equity
16	Shareholders’ equity

(a)	Share capital

As of March 31, 2009, CCBS had 121,000,000 shares issued and outstanding. The share capital of CCBS as of March 31, 2009 as shown in these financial statements has been restated retroactively to reflect the share exchange ratio as at the date of the Share Exchange in a manner similar to a stock consolidation, resulting in a total of 43,237,100 shares outstanding as of March 31, 2009.

Just prior to the Share Exchange, the Company had 1,368,088 shares outstanding. As part of the Share Exchange, 11,108,004 ordinary shares of the Company, which carry no redemption rights, were issued in exchange for redeemable ordinary shares of CCBS and 43,237,100 ordinary shares of the Company were issued in exchange for ordinary shares of CCBS. As a result, upon completion of the Share Exchange, the Company had 55,713,192 ordinary shares outstanding.

Subsequent to the Share Exchange, all outstanding share options of the Company were exercised for 3,573,314 ordinary shares of the Company at a total exercise price of RMB39,744 (Note 19(a)).

In August 2009, 3,506,136 ordinary shares of the Company, which carry no redemption rights, were issued in exchange for the remaining 24% redeemable ordinary shares of CCBS.

In November 2009, the Company completed the listing of its shares on the New York Stock Exchange with a public offering of 3,305,786 new ordinary shares at an offering price of US$6.05 per share and net proceeds of RMB120,516 were raised.

Prior to the completion of the Share Exchange, Pantheon issued a promissory note with principal amount of US$510,000 to EarlyBirdCapital, Inc. (“EBC”), the representative of Pantheon’s underwriters in its Initial Public Offering in December 2006, as settlement of payable for services rendered. The promissory note bore no interest and had a maturity on June 29, 2010 but the Company could voluntarily repay the note any time prior to March 29, 2010. The note was automatically converted into 84,298 ordinary shares upon the completion of the public offering as the Company completed a U.S. registered offering for ordinary shares raising gross proceeds of more than US$10,000 prior to the maturity date of the promissory note.

Under the underwriting agreement with underwriters in connection with the offering of shares in November 2009, the Company granted an option to the underwriters to purchase up to 495,867 additional ordinary shares of the Company at the offering price of US$6.05 per share, which was exercisable within 45 days from the completion of the offering. In January 2010, the option was exercised and net proceeds of RMB19,409 were raised.

In February and March 2010, a total of 65,100 shares were issued by the Company upon exercise of warrants. As a result of the above transactions, the Company had 66,743,693 shares outstanding as of March 31, 2010.

During the year ended March 31, 2011, a total of 345,010 ordinary shares were issued by the Company upon the exercise of warrants (see Note 16(c)(i)), a total of 1,627,518 ordinary shares were issued upon the completion of the Warrant Exchange (see Notes 16(c)(i) and 16(c)(ii)) and 309,346 ordinary shares were repurchased and cancelled under the share repurchase program (see Note 16(d)).

In November 2010, the Company completed a secondary offering of 7,000,000 ordinary shares at an offering price of US$4.50 per share and net proceeds of RMB189,861 were raised. As a result of the above transactions, the Company had 75,406,875 shares outstanding as of March 31, 2011.

During the year ended March 31, 2012, 2,266,728 ordinary shares were repurchased and cancelled under the share repurchase program (see Note 16(d)) and as a result the Company had 73,140,147 shares outstanding as of March 31, 2012.

(b)	Statutory reserves

According to PRC rules and regulations and their Articles of Association, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to transfer 10% of net income, as determined in accordance with the relevant financial regulations established by the Ministry of Finance of the PRC (“PRC GAAP”), to a statutory surplus reserve until the reserve balance reaches 50% of their respective registered capital. The transfer to this reserve must be made before distribution of dividends to equity holders can be made.

The statutory surplus reserve is non-distributable but can be used to make good previous years’ losses, if any, and may be converted into issued capital in proportion to the respective equity holding of the equity holders, provided that the balance of the reserve after such conversion is not less than 25% of the registered capital.

Transfers of RMB10,537, RMB12,178 and RMB17,656 (US$2,804) have been made to the statutory surplus reserve by Beijing Jiachenhong and Guangzhou Nuoya for the years ended March 31, 2010, 2011 and 2012, respectively. Accumulated statutory surplus reserve as of March 31, 2011 and 2012 amounted to RMB37,785 and RMB55,441 (US$8,804), respectively. Zhejiang Lukou was not yet profitable up to 2012 after its establishment, and no surplus reserve was made accordingly.

(c)	Warrants and options

The Company had the following warrants and options in issue during the years ended March 31, 2010, 2011 and 2012.

(i)	IPO Warrants

Upon its Initial Public Offering in December 2006, the Company issued 5,750,000 units (“Units”) at an offering price of US$6.00 per unit. Each Unit consists of one share of the Company’s common stock, and two warrants (“IPO Warrants”). Each holder of an IPO Warrant was entitled to purchase one share of the Company’s common stock at an exercise price of US$5.00 prior to its expiry on December 13, 2010. The IPO Warrants were redeemable, at the discretion of the Company and subject to the consent of EBC, at a price of US$0.01 per IPO Warrant upon 30 days’ notice only in the event that the last sale price of the Company’s common stock is at least US$8.50 per share for any 20 trading days within a 30 trading-day period ending on the third day prior to the date of notice of redemption. If the Company redeemed the IPO Warrants, it would have the option to require any IPO Warrant holder that wished to exercise his Warrant to do so on a “cashless basis”. During the year ended March 31, 2010, 65,100 IPO warrants were exercised. As of March 31, 2010, 11,434,900 IPO warrants were outstanding. During the year ended March 31, 2011, 345,010 IPO Warrants were exercised. On November 10, 2010, the Company announced a warrant exchange offer (“Warrant Exchange”), which allowed outstanding warrant holders to receive one ordinary share for every eight outstanding warrants. Together with Insider Warrants (Note 16(c)(ii)), a total of 13,020,236 warrants were exchanged for 1,627,518 ordinary shares upon completion of Warrant Exchange. The remaining warrants lapsed on expiry.

(ii)	Insider Warrants

Simultaneous with the Company’s Initial Public Offering, the Company sold 2,083,334 warrants to certain of its then officers, directors and special advisors (“Insider Warrants”). The terms of the Insider Warrants are identical to the IPO Warrants, except that if the Company called the IPO Warrants for redemption, the Insider Warrants were exercisable on a cashless basis as described in Note 16(c)(i). The Insider Warrants were either exchanged for shares upon the Warrant Exchange (Note 16(c)(i)) or lapsed.

(iii)	Option to purchase Units of the Company

In connection with its Initial Public Offering, the Company also issued an option for US$0.1 to EBC to purchase 500,000 Units at an exercise price of US$6.60 per Unit prior to its expiry on December 13, 2011. The Units issuable upon exercise of the option were identical to the Units sold in the Initial Public Offering. The option could be exercised for cash or on a cashless basis at the holders’ option, such that the holder could use the appreciated value of the option (the difference between the exercise prices of the option and the underlying warrants and the market price of the Units and underlying securities) to exercise the option without paying cash. However, the Company had no obligation to net cash settle the exercise of the option or the warrants underlying the option. The holder of the option was entitled to exercise the option or the warrants underlying the option unless a registration statement covering the securities underlying the option is declared effective or an exemption from registration was available. If the holder was unable to exercise the option or the underlying warrants, the option or warrants, as applicable, expired worthless. The warrants underlying the option were exercisable at the same price and had the same expiry date as of December 13, 2010 as the IPO Warrants. As of March 31, 2012, the option had not been exercised and expired.

(d)	Share repurchase program

On September 15, 2010, the Group announced the authorization of a share repurchase program under which the Company was entitled to repurchase up to US$15 million of its outstanding ordinary shares. Pursuant to this program, the Company was entitled to repurchase its shares for a period of one year commencing on September 15, 2010 in the open market at prevailing market prices or in block trades. On August 3, 2011, the Board of Directors approved the extension of the program for 12 months until August 2, 2012.

During the years ended March 31, 2011 and 2012, the Company repurchased and cancelled 309,346 and 2,266,728 ordinary shares at a total cost of RMB10,653 and RMB44,664 (US$7,092), respectively. Shares repurchased by the Company are required to be cancelled under the Companies Law of the Cayman Islands. The excess of the repurchase price over par value of RMB10,653 and RMB44,662 (US$7,092) was charged to additional paid-in capital for the years ended March 31, 2011 and 2012, respectively.

Revenues	12 Months Ended
Mar. 31, 2012
Revenues
17	Revenues

The Group’s revenues are primarily derived from the provision of umbilical cord blood storage and ancillary services.

In view of the fact that the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group’s revenues by category are as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Cord blood processing fees	211,860	266,554	279,481	44,380
Cord blood storage fees	48,349	70,905	98,967	15,715
Fee derived from the provision of donated cord blood for transplantation and research	1,327	2,073	2,042	324
Total revenues	261,536	339,532	380,490	60,419

Income tax	12 Months Ended
Mar. 31, 2012
Income tax
18	Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries that are incorporated or operate in Hong Kong are subject to Hong Kong Profits Tax on income arising in or derived from Hong Kong. No provision was made for Hong Kong Profits Tax as the subsidiaries did not earn income subject to Hong Kong Profits Tax for the years ended March 31, 2010, 2011 and 2012. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

The PRC

On March 16, 2007, the Fifth Plenary Session of the Tenth National People’s Congress passed the Corporate Income Tax Law of the PRC (“the new tax law”), which revised the PRC statutory income tax rate to 25% effective on January 1, 2008. The Company’s PRC subsidiaries are subject to income tax at 25% unless otherwise specified.

The new tax law and its relevant regulations provide a five-year transition period for Beijing Jiachenhong which was established before March 16, 2007 and entitled to a preferential income tax rate of 15% under the then effective tax laws or regulations. The transitional tax rates are, 20%, 22%, 24% and 25% for calendar years 2009, 2010, 2011 and 2012 onwards, respectively. In addition, entities that qualify as “High and New Technology Enterprises” (“HNTE”) under the new tax law are entitled to a preferential income tax rate of 15%. Because of its HNTE status, Beijing Jiachenhong was entitled to the reduced tax rate of 15% from January 1, 2008 to December 31, 2010. In February 2012, Beijing Jiachenhong received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. Upon the expiry of HNTE certificate, the tax rate applied to Beijing Jiachenhong would be 25%.

In June 2011, Guangzhou Nuoya received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2010 to December 31, 2012. As a result, Guangzhou Nuoya received a tax refund in the year ending March 31, 2012, amounting to RMB10,433 (US$1,657) in relation to overpaid income tax for the period from January 2010 to December 2010. Upon the expiry of HNTE certificate, the tax rate applied to Guangzhou Nuoya would be 25%.

The new tax law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. The Company has not provided for income taxes on such accumulated earnings of its PRC subsidiaries as of March 31, 2012 since these earnings are intended to be reinvested indefinitely in the PRC. As of March 31, 2012, such unremitted earnings that may be subject to the withholding tax amounted to RMB432,718 (US$68,713) and the related unrecognized deferred tax liability was RMB43,272 (US$6,871).

Income before income tax expense arose from the following tax jurisdictions:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

The PRC	116,796	155,652	179,654	28,528
Non-PRC	(37,133)	(23,510)	(28,055)	(4,455)
Income before income tax expense	79,663	132,142	151,599	24,073

(a)	Income taxes

Income tax expense represents PRC income tax expense as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Current tax expense	28,413	40,880	14,405	2,288
Deferred tax benefit	(3,643)	(6,951)	(4,771)	(758)
Total income tax expense	24,770	33,929	9,634	1,530

(b)	Reconciliation of expected income tax to actual income tax expense

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the amount computed by applying the statutory PRC income tax rate of 25% for the following reasons:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Income before income tax expense	79,663	132,142	151,599	24,073

Computed "expected" tax expense	19,916	33,036	37,900	6,018
Non-PRC entities not subject to income tax	9,283	5,878	7,014	1,114
Non-taxable income	-	-	(1,804)	(286)
Effect of change in tax rates	-	-	(14,674)	(2,330)
Tax rate differential, preferential rate	(4,488)	(4,865)	(19,779)	(3,141)
Others	59	(120)	977	155
Actual income tax expense	24,770	33,929	9,634	1,530

(c)	Deferred taxes

The tax effects of temporary differences that give rise to deferred tax assets/(liabilities) are presented below:

	March 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	4,069	4,413	701
Non-current accounts receivable	5,407	7,050	1,119
Property, plant and equipment	1,236	1,824	290
Inventories	2,378	2,343	372
Tax loss	381	1,896	301
Others	1,304	855	136
Net deferred tax assets	14,775	18,381	2,919

Deferred tax liabilities:
Deferred revenue	(124)	(115)	(18)
Intangible assets	(33,603)	(32,447)	(5,152)
Deferred tax liabilities	(33,727)	(32,562)	(5,170)

Net deferred tax liabilities	(18,952)	(14,181)	(2,251)

Classification on consolidated balance sheets
Current deferred tax assets	5,373	5,268	837
Non-current deferred tax assets	2,565	5,013	796
Non-current deferred tax liabilities	(26,890)	(24,462)	(3,884)
Net deferred tax liabilities	(18,952)	(14,181)	(2,251)

Tax loss carryforwards of the Group’s PRC subsidiary amounted to RMB7,585 (US$1,204) as of March 31, 2012, of which RMB5,887 (US$935) and RMB1,698 (US$269) will expire if unused by December 31, 2016 and 2017, respectively.

For the years ended March 31, 2010, 2011 and 2012, the Group did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$16). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s PRC subsidiaries for the calendar years from 2006 to 2011 are open to examination by the PRC state and local tax authorities.

Share-based compensation	12 Months Ended
Mar. 31, 2012
Share-based compensation
19	Share-based compensation

(a)	Share option scheme of CSC Holdings

On September 21, 2006, CSC Holdings adopted a share option scheme (the “Scheme”) whereby the directors of CSC Holdings are authorized, at their discretion, to offer any employee (including any director) of CSC Holdings options to subscribe for shares in CSC Holdings to recognize their contribution to the growth of CSC Holdings. Each option gives the holder the right to subscribe for one ordinary share of CSC Holdings. The Scheme is valid and effective for a period of ten years ending on September 21, 2016.

On September 21, 2006, CSC Holdings granted several directors and employees options to purchase a total of 100,000 ordinary shares of CSC Holdings at an exercise price of HK$450 per share. The options became vested as follows:

-	30% of options granted vested immediately on the date of grant;
-	another 30% vested immediately after 12 months from the date of grant; and
-	the remaining 40% vested immediately after 18 months from the date of grant.

All the options granted are exercisable by the grantees upon vesting and will expire on August 27, 2016.

The fair value of each option award is estimated on the date of grant using the Black-Scholes pricing model based on the following assumptions:

-	Fair value of shares on measurement date	HK$450 per share
-	Expected volatility	34.66% - 40.21%
-	Expected dividends	0%
-	Risk-free rate	1.83% - 2.19%

Up to the date of grant of the options, CSC Holdings’ shares were not publicly traded and did not have a quoted market price. As a result, for the purpose of share option valuation, the fair value of CSC Holdings’ shares was estimated based on the transaction price of a recent private placement of shares by a shareholder of CSC Holdings with unrelated third parties of HK$450 per share. The historical volatility of a combination of peer companies of similar nature and size was used to estimate the volatility of CSC Holdings’ shares. The Company uses historical data to estimate employee termination within the valuation model. The risk-free rate for periods within the contractual life of the options is based on the Hong Kong Exchange Fund Note in effect at the time of grant. Expected dividend yields are based on historical dividends. Changes in these subjective input assumptions could materially affect the fair value estimates.

No options were exercised, cancelled or lapsed during the year ended March 31, 2009. Upon completion of the Share Exchange on June 30, 2009, each share option of CSC Holdings was replaced by an option to acquire 35.73314 shares of the Company. All such share options were exercised by the grantees on June 30, 2009. The excess of exercise price received of RMB39,744 over the nominal value of shares issued, of RMB39,741 was credited to additional paid-in capital.

(b)	Restricted Share Unit scheme of the Company

The Restricted Share Unit scheme was approved by the shareholders of the Company and adopted on February 18, 2011, with a mandate limit of granting rights to receive ordinary shares not exceeding 10% of the Company’s issued and outstanding share capital, to directors, officers, employees and/or consultants of the Group. Since no awards have been granted as of March 31, 2011 and 2012, no compensation expense has been recognized for the years ended March 31, 2011 and 2012.

Net income per share	12 Months Ended
Mar. 31, 2012
Net income per share
20	Net income per share

The following table sets forth the computation of basic net income per share:

		Year ended March 31,
	Note	2010	2011	2012	2012
		RMB	RMB	RMB	US$
Numerator for basic net income per share:
Net income attributable to the parent entity		49,177	91,703	131,980	20,957
Accretion to redemption value of redeemable non-controlling interests	14	(99)	-	-	-
Adjusted net income attributable to the parent entity		49,078	91,703	131,980	20,957
Accretion to redeemable ordinary shares redemption value	14	(5,870)	-	-	-
Net income attributable to ordinary shareholders		43,208	91,703	131,980	20,957

Allocation of undistributed income:
- ordinary shares		48,273	91,703	131,980	20,957
- redeemable ordinary shares	(i)	(5,065)	-	-	-
		43,208	91,703	131,980	20,957

Allocation of net income (numerator):
- ordinary shares		48,273	91,703	131,980	20,957
- redeemable ordinary shares		805	-	-	-
		49,078	91,703	131,980	20,957

Denominator (weighted average):
- ordinary shares		58,854,605	70,083,876	73,897,177
- redeemable ordinary shares	(i)	3,643,525	-	-
		62,498,130	70,083,876	73,897,177

Basic net income per share:
- ordinary shares		0.82	1.31	1.79	0.28
- redeemable ordinary shares		0.22	-	-	-

The following table sets forth the computation of diluted net income per share:

		Year ended March 31,
	Note	2010	2011	2012	2012
		RMB	RMB	RMB	US$

Numerator for diluted net income per share:
Allocation of undistributed income
- ordinary shares		48,251	91,703	131,980	20,957
- redeemable ordinary shares		(5,043)	-	-	-
		43,208	91,703	131,980	20,957

Allocation of net income (numerator):
- ordinary shares		48,251	91,703	131,980	20,957
- redeemable ordinary shares		827	-	-	-
		49,078	91,703	131,980	20,957

Denominator (weighted average) - ordinary shares
Basic weighted average number of ordinary shares outstanding		58,854,605	70,083,876	73,897,177
Effect of dilutive options	(ii)	3,180,716	-	-
Diluted weighted average number of ordinary shares outstanding		62,035,321	70,083,876	73,897,177

Denominator (weighted average) - redeemable ordinary shares
Basic and Diluted weighted average number of redeemable ordinary shares outstanding	(i)(ii)	3,643,525	-	-
		65,678,846	70,083,876	73,897,177
Diluted net income per share:
- ordinary shares		0.78	1.31	1.79	0.28
- redeemable ordinary shares		0.22	-	-	-

Notes:

(i)	The redeemable ordinary shares were only outstanding for periods prior to the Share Exchange on June 30, 2009 and the net income per share attributable to those shares for the year ended March 31, 2010 reflects their share of net income in the three months ended June 30, 2009 when they were outstanding.

(ii)	During the year ended March 31, 2010, the Company had dilutive potential ordinary shares representing shares issuable upon exercise of the 13,518,234 warrants (see Notes 16(c)(i) and 16(c)(ii)) and an option to purchase the Company’s Units (see Note 16(c)(iii)).

During the year ended March 31, 2011 and 2012, the Company had dilutive potential ordinary shares of 500,000 representing shares issuable upon exercise of an option to purchase the Company’s Units (see Note 16(c)(iii)). Such diluted potential ordinary shares are excluded from diluted net income per share computation because the exercise price of options exceeded the average price of the Company’s ordinary shares during the years. The option expired on December 13, 2011.

Related party transactions	12 Months Ended
Mar. 31, 2012
Related party transactions
21	Related party transactions

For the years presented, the principal related party transactions and amounts due to related party are summarized as follows:

		Year ended March 31,
	Note	2010	2011	2012	2012
		RMB	RMB	RMB	US$

Rental of properties	(i)	1,602	1,440	1,440	228
Service fee	(ii)	552	-	-	-

		March 31,
	Note	2011	2012	2012
		RMB	RMB	US$

Current liabilities
Amounts due to related party	(i)	360	360	57

Notes:

(i)	During the years ended March 31, 2010, 2011 and 2012, Beijing Jingjing Medical Equipment Co., Ltd. (“Beijing Jingjing”), a subsidiary of a non-controlling shareholder leased a property to the Group under an operating lease. The monthly rental was RMB174 and renewed at a monthly rental of RMB120 (US$19) effective from July 2009. The lease runs for a period of 5.5 years expiring in December 2014 and does not include contingent rentals.

(ii)	During the year ended March 31, 2010, Golden Meditech Holdings Limited, a shareholder, provided administrative services to the Group, at a monthly service fee of RMB184 during the three month period ended June 30, 2009.

Pension and other postretirement benefits	12 Months Ended
Mar. 31, 2012
Pension and other postretirement benefits
22	Pension and other postretirement benefits

Pursuant to the relevant PRC regulations, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to make contributions for each employee at a rate of approximately 20% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau. The total amount of contributions of RMB5,664, RMB7,107 and RMB9,682 (US$1,537) for the years ended March 31, 2010, 2011 and 2012, respectively, was charged to expense in the consolidated statements of comprehensive income. The Group has no other obligation to make payments in respect of retirement benefits of the employees.

Fair value measurements	12 Months Ended
Mar. 31, 2012
Fair value measurements
23	Fair value measurements

The Group determined the fair values of trading securities and available-for-sale equity securities (Note 9) using quoted market prices based on the last trading value as of March 31, 2011 and 2012.

The carrying values of the Group’s other financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, other receivables/payables, amounts due to related party, and short-term bank loan, approximate their respective fair values due to the short-term nature of these instruments.

Business and credit concentrations	12 Months Ended
Mar. 31, 2012
Business and credit concentrations
24	Business and credit concentrations

All of the Group’s customers are located in the PRC. Revenues from and gross accounts receivable due from customers are individually immaterial.

The Group purchases raw materials from a few major suppliers which are located in the PRC. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

	Year ended March 31,
Supplier	2010		2011		2012		2012
	RMB	%	RMB	%	RMB	%	US$	%

Beijing Zhu You Ying Kang Technology Development Co., Ltd.	4,973	19	7,562	22	8,340	25	1,324	25
Hangzhou Baitong Biological Technology Co., Ltd.	5,192	19	6,224	18	5,490	16	872	16
Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd.	7,340	27	5,617	16	-	-	-	-
Beijing Probe Biological Technology Co., Ltd.	3,336	12	3,463	10	3,389	10	538	10
Shanghai Qiangzhi Biological Technology Co., Ltd.	-	-	-	-	3,619	11	575	11
Total	20,841	77	22,866	66	20,838	62	3,309	62

Accounts payable due to major suppliers representing more than 10% of outstanding accounts payable as of the respective year end were as follows:

	March 31,
Supplier	2011		2012		2012
	RMB	%	RMB	%	US$	%

Beijing Zhu You Ying Kang Technology Development Co., Ltd.	737	15	-	-	-	-

Commitments and contingencies	12 Months Ended
Mar. 31, 2012
Commitments and contingencies
25	Commitments and contingencies

(a)	Operating lease commitments

For the years ended March 31, 2010, 2011 and 2012, total rental expenses for obligations under operating leases were RMB5,832, RMB5,594 and RMB7,205 (US$1,144), respectively.

As of March 31, 2012, the total future minimum payments under non-cancellable operating leases are as follows:

	March 31, 2012
	RMB	US$

Fiscal years ending March 31,
2013	6,714	1,066
2014	6,370	1,012
2015	5,232	831
2016	3,757	597
2017	3,730	592
2018 and thereafter	42,791	6,795
Total payments	68,594	10,893

(b)	Contractual commitments

The Group entered into an agreement with an institution for the research and development of medicines for treatments which make use of cord blood stem cells. Commitments as of March 31, 2012 under this agreement amount to RMB2,000 (US$318) (2011: RMB2,000).

In June 2006, the Group entered into a co-operation agreement with the Peking University People’s Hospital (“PUPH”). Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank, in return for a fixed annual advisory fee of RMB2,000 (US$318). The agreement has a term of twenty years commencing in October 2006.

In November 2009, Guangzhou Nuoya entered into a co-operation agreement with the Guangdong Women and Babies Medical Center (“GWBM”). Pursuant to the agreement, GWBM provides technical consultancy services to the Group in return for an annual advisory fee of RMB2,000 (US$318). The agreement has a term of twenty years commencing in November 2009.

In December 2010, Zhejiang Lukou entered into a co-operation agreement with the Zhejiang Provincial Blood Center ("ZPBC"). Pursuant to the agreement, ZPBC provides technical consultancy services to the Group in return for an annual advisory fee of RMB2,000 (US$318). The agreement has a term of three years commencing in February 2011.

As of March 31, 2012, the total future minimum payments under the co-operation agreements are as follows:

	March 31, 2012
	RMB	US$

Fiscal years ending March 31,
2013	6,000	953
2014	5,770	916
2015	4,000	635
2016	4,000	635
2017	4,000	635
2018 and thereafter	44,167	7,013
Total payments	67,937	10,787

Subsequent events	12 Months Ended
Mar. 31, 2012
Subsequent events
26	Subsequent events

(a)	Subsequent to the year end and up to July 31, 2012, the Group has repurchased 3,191,044 ordinary shares for a total consideration of RMB54,933 (US$8,723).

(b)	On April 27, 2012 the Company completed the sale of $65 million in aggregate principal amount of 7% senior unsecured convertible notes (“the Notes”), which are convertible into ordinary shares at a conversion price of $2.838 per share to KKR China Healthcare Investment Limited (“KKRCHIL”). The Notes are senior unsecured obligations, mature on April 27, 2017 and are not redeemable prior to maturity at the Company’s option. The outstanding principal of the Notes is convertible at any time or times on or after the issuance date, in whole or part, into ordinary shares at the conversion price, subject to customary anti-dilution adjustments for significant corporate events. Interest accrues on unconverted portion of the Notes at the rate of 7% per annum. On the maturity date, the Company is obligated to pay a redemption amount calculated to provide a 12% internal rate of return on the unconverted portion of the Notes. From and after the thirtieth day following the occurrence, and during the continuance, of an event of default under the Notes, the interest rate will be increased to twenty-two and one-half percent (22.5%) per annum.

The Notes holder has the right to require the Company to redeem all or any portion of the Notes upon occurrence of events of default. Such events of default under the Notes include suspension from trading or failure of the Company’s ordinary shares to be listed over certain periods (subject to certain exceptions), failure to deliver ordinary shares upon conversion, or failure to pay principal or interests to holders within certain periods when its due, bankruptcy, materially breaches of any covenants or terms in the Notes, any indebtedness of the Group and any final judgement or judgement against the Group exceed certain amount, and any other event or events could be expected to have material adverse effects to the Group.

Additional payments on the Notes will be made in the event the Group pays any cash dividends in excess of the interest payable on the Notes on an as converted basis for any financial year. Any Notes held by KKRCHIL are also entitled to a special redemption payment in the event the Group breaches certain covenants or Golden Meditech Holdings Limited, a major shareholder of the Company, or certain members of our senior management violate the terms of certain lock-up agreements they have entered into in favor of KKRCHIL. The Notes contain customary ongoing covenants, including negative covenants, and any amendment or waiver thereof requires the affirmative consent of a majority in interest of the holders of all outstanding Notes.

The Group has appointed a non-executive independent director from KKRCHIL, effective April 27, 2012.

On April 27, 2012, the Company received a proceed of US$65.0 million from issuance of the Notes.